Expenses by Nature - Expenses Classified by Nature (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of products and services [line items]
Mine depreciation	$ 144	$ 119	$ 136
Salaries and benefits	24	28	32
Other operating expenses	0	1	0
Total	968	1,086	1,100
Total	472	475	515
Fuel, carbon compliance and purchased power
Disclosure of products and services [line items]
Fuel and carbon compliance	574	669	656
Coal inventory writedown (Note 17)	37	0	0
Purchased power	163	246	210
Mine depreciation	144	119	136
Salaries and benefits	50	52	98
Other operating expenses	0	0	0
Total	968	1,086	1,100
Operations, maintenance and administration
Disclosure of products and services [line items]
Fuel and carbon compliance	0	0	0
Coal inventory writedown (Note 17)	0	0	0
Purchased power	0	0	0
Mine depreciation	0	0	0
Salaries and benefits	235	228	245
Other operating expenses	237	247	270
Total	$ 472	$ 475	$ 515